Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Advertising and promotional expenses	¥ 53,153	¥ 60,546
Professional service fees	2,881	3,952
Provision for litigation contingencies	8,407	8,896
Others	3,886	5,097
Total	¥ 68,327	¥ 78,491